INCOME TAX	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 15 – INCOME TAX

A.	The Company is subject to the U.S. federal income tax rate of 21% plus state income tax rates which vary from state to state.

Income of the Israeli company is taxable at enacted tax rate of 23%.

The Company and Save Foods Ltd. have not received final tax assessments since their inception although the tax reports of Save Foods Inc for the years through December 31, 2015 and of Save Foods Ltd for the years through December 31, 2017 are deemed to be final.

As of December 31, 2022, the Company and Save Foods Ltd. have estimated carry forward losses for tax purposes of approximately $6,034,551 and $13,528,454, respectively, of which $770,787 can be offset against taxable income generated until 2027 and $18,792,218 can be offset against future taxable income, if any.

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)

NOTE 15 – INCOME TAX (continue)

B.	The following is a reconciliation between the theoretical tax on pre-tax loss, at the income tax rate applicable to the Company (federal tax rate) and the income tax expense reported in the financial statements:

	Year ended December 31
	2022	2021

Pretax loss	5,779,841	4,865,376
Federal tax rate	21%	21%
Income tax computed at the federal income tax rate	1,213,767	1,021,729
Non-deductible expenses	(1,506)	(12,999)
Share-based compensation	(19,359)	(138,270)
Differences in corporate income tax rates	52,813	58,764
Remeasurement of deferred taxes for foreign currency effects	(365,167)	-
Changes in valuation allowance	(880,548)	(929,224)
	-	-

C.	Deferred taxes result primarily from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes and for carryforwards. Significant components of the Company’s deferred assets and liabilities are as follows:

	Year ended December 31
	2022	2021

Composition of deferred tax assets:
Employees and related institutions	6,927	11,663
Operating loss carry-forwards	4,378,800	3,304,604
Operating lease liabilities	24,328	29,615
Share-based compensation	182,212
Others	241,325	-
Total deferred tax assets	4,833,592	3,345,882
Composition of deferred tax liabilities:
Right-of-use asset	(27,894)	(29,518)
Total deferred tax liabilities	(27,894)	(29,518)
Net deferred tax assets	4,805,698	3,316,364
Valuation allowance	(4,805,698)	(3,316,364)
	-	-

The net change during the year ended December 31, 2022 in the total valuation allowance amounted to $1,489,334

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)